Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Common stock, par value	$ 0.01	$ 0.01		$ .01
Common stock, shares authorized	150,000,000	150,000,000		150,000,000
Common stock, shares issued	29,311,272	28,391,072		2,802,867
Common stock, shares outstanding	29,311,272	28,391,072		2,802,867
Series A-1 Preferred Stock [Member]
Convertible preferred stock, shares authorized		2,763,000		2,763,000
Convertible preferred stock, shares issued		0		1,593,389
Convertible preferred stock, shares outstanding		0		1,593,389
Convertible preferred stock, liquidation preference		$ 0		$ 2,860,233
Series C Preferred Stock [Member]
Convertible preferred stock, shares authorized		200,000		200,000
Convertible preferred stock, shares issued		0		96,571
Convertible preferred stock, shares outstanding		0		96,571
Convertible preferred stock, liquidation preference		$ 0		$ 0
Series D Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.01	$ .01		$ .01
Convertible preferred stock, shares authorized	1,000,000	1,000,000		1,000,000
Convertible preferred stock, shares issued	183,289	191,491		0
Convertible preferred stock, shares outstanding	183,289	191,491		0
Convertible preferred stock, liquidation preference	$ 1,833	$ 1,915		$ 0
Series E Preferred Stock [Member]
Convertible preferred stock, par value		$ .01	$ 0.01	$ .01
Convertible preferred stock, shares authorized		100,000	1,000,000	100,000
Convertible preferred stock, shares issued	33,333	33,333	33,333	0
Convertible preferred stock, shares outstanding	33,333	33,333	33,333	0
Convertible preferred stock, liquidation preference		$ 333	$ 333	$ 0